Financial assets and liabilities - Summary of detailed information about borrowings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	May 29, 2023
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 616,055	$ 549,332
US Dollar Variable Rate Borrowings Due July, 2018 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	July, 2018	July, 2018
Currency	USD	USD
Principal	$ 150,000	$ 150,000
Interest	Variable	Variable
Annual rate	LIBOR + 4.50%	LIBOR + 4.50%
Maturity date	July, 2023	July, 2023
Carrying amount	$ 0	$ 69,121
US Dollar Fixed Rate Borrowings Due July, 2018 [Member]
Disclosure of detailed information about borrowings [line items]
Principal	$ 150,000	$ 150,000
Interest	Fixed	Fixed
Annual rate	8.00	8.00
US Dollar Fixed Rate Borrowings Due January, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	January, 2021	January, 2021
Currency	USD	USD
Principal	$ 11,700	$ 11,700
Interest	Fixed	Fixed
Annual rate	1.80	1.80
Maturity date	January, 2026	January, 2026
Carrying amount	$ 68	$ 68
US Dollar Fixed Rate Borrowings Due July, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	July, 2021	July, 2021
Currency	USD	USD
Principal	$ 43,500	$ 43,500
Interest	Fixed	Fixed
Annual rate	2.05	2.05
Maturity date	July, 2026	July, 2026
Carrying amount	$ 79	$ 79
US Dollar Fixed Rate Borrowings Due January, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	January, 2022	January, 2022
Currency	USD	USD
Principal	$ 13,500	$ 13,500
Interest	Fixed	Fixed
Annual rate	2.45	2.45
Maturity date	January, 2027	January, 2027
Carrying amount	$ 28	$ 28
US Dollar Variable Rate Borrowings Due January, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	January, 2022	January, 2022
Currency	USD	USD
Principal	$ 25,000	$ 25,000
Interest	Variable	Variable
Annual rate	SOFR + 2.01%	SOFR + 2.01%
Maturity date	September, 2026	September, 2026
Carrying amount	$ 25,850	$ 25,594
US Dollar Negotiable obligation Fixed Rate Due February, 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	February, 2020	February, 2020
Currency	USD	USD
Principal	$ 50,000	$ 50,000
Interest	Fixed	Fixed
Annual rate	3.50
Maturity date	February, 2024	February, 2024
Carrying amount	$ 0	$ 9,607
US Dollar Linked Negotiable Obligation Fixed Rate Due December, 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	December, 2020	December, 2020
Currency	USD-linked	USD-linked
Principal	$ 10,000	$ 10,000
Interest	Fixed	Fixed
Annual rate	3.24
Maturity date	December, 2024	December, 2024
Carrying amount	$ 9,997	$ 9,968
US Dollar Negotiable obligation Fixed Rate Due March, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	March, 2021	March, 2021
Currency	USD	USD
Principal	$ 42,371	$ 42,371
Interest	Fixed	Fixed
Annual rate	4.25
Maturity date	March, 2024	March, 2024
Carrying amount	$ 0	$ 42,200
ARS Negotiable Obligation Fixed Rate Due March, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	March, 2021	March, 2021
Currency	ARS	ARS
Principal	$ 3,054,537	$ 3,054,537
Interest	Fixed	Fixed
Annual rate	2.73
Maturity date	September, 2024	September, 2024
Carrying amount	$ 0	$ 45,185
ARS Negotiable obligation Fixed Rate Due June, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	June, 2021	June, 2021
Currency	ARS	ARS
Principal	$ 3,104,063	$ 3,104,063
Interest	Fixed	Fixed
Annual rate	4.00
Maturity date	March, 2025	March, 2025
Carrying amount	$ 0	$ 40,765
US Dollar Linked Negotiable Obligation Fixed Rate Due August, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	August, 2021	August, 2021
Currency	USD-linked	USD-linked
Principal	$ 9,230	$ 9,230
Interest	Fixed	Fixed
Annual rate	3.48
Maturity date	August, 2025	August, 2025
Carrying amount	$ 9,231	$ 9,214
US Dollar Linked Negotiable Obligation Fixed Rate Due August, 2021 One [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	August, 2021	August, 2021
Currency	USD-linked	USD-linked
Principal	$ 100,769	$ 100,769
Interest	Fixed	Fixed
Annual rate	5.85
Maturity date	August, 2031	August, 2031
Carrying amount	$ 102,556	$ 102,504
US Dollar Negotiable Obligation Fixed Rate Due June, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	June, 2022	June, 2022
Currency	USD	USD
Principal	$ 43,500	$ 43,500
Interest	Fixed	Fixed
Annual rate	6.00
Maturity date	August, 2024	August, 2024
Carrying amount	$ 43,458	$ 43,211
US Dollar Negotiable Obligation Fixed Rate Due November, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	November, 2022	November, 2022
Currency	USD	USD
Principal	$ 40,511	$ 40,511
Interest	Fixed	Fixed
Annual rate	6.25
Maturity date	November, 2025	November, 2025
Carrying amount	$ 36,484	$ 36,408
US Dollar Negotiable Obligation Fixed Rate Due December, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	December, 2022	December, 2022
Currency	USD	USD
Principal	$ 13,500	$ 13,500
Interest	Fixed	Fixed
Annual rate	4.00
Maturity date	January, 2025	January, 2025
Carrying amount	$ 13,476	$ 13,413
US Dollar Linked Negotiable Obligation Fixed Rate Due December, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	December, 2022	December, 2022
Currency	USD-linked	USD-linked
Principal	$ 63,450	$ 63,450
Interest	Fixed	Fixed
Annual rate	0.00	0.00
Maturity date	June, 2026	June, 2026
Carrying amount	$ 63,231	$ 63,079
US Dollar Linked Negotiable Obligation Fixed Rate Due May, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	May, 2023	May, 2023
Currency	USD-linked	USD-linked
Principal	$ 40,785	$ 40,785	$ 40,785
Interest	Fixed	Fixed
Annual rate	0.00	0.00
Maturity date	June, 2026	June, 2026
Carrying amount	$ 40,525	$ 0
US Dollar Linked Negotiable Obligation Fixed Rate Due December, 2022 One [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	December, 2022	December, 2022
Currency	USD-linked	USD-linked
Principal	$ 39,118	$ 39,118
Interest	Fixed	Fixed
Annual rate	0.00	0.00
Maturity date	December, 2026	December, 2026
Carrying amount	$ 38,948	$ 38,888
US Dollar Linked Negotiable Obligation Fixed Rate Due March, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	March, 2023	March, 2023
Currency	USD-linked	USD-linked
Principal	$ 118,542	$ 118,542
Interest	Fixed	Fixed
Annual rate	0.00	0.00
Maturity date	March, 2027	March, 2027
Carrying amount	$ 117,979	$ 0
US Dollar Linked Negotiable Obligation Fixed Rate Due March, 2023 One [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	March, 2023	March, 2023
Currency	USD-linked	USD-linked
Principal	$ 16,458	$ 16,458
Interest	Fixed	Fixed
Annual rate	1.00	1.00
Maturity date	March, 2028	March, 2028
Carrying amount	$ 16,396	$ 0
US Dollar Negotiable Obligation Fixed Rate Due June, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	June, 2023	June, 2023
Currency	USD	USD
Principal	$ 13,500	$ 13,500
Interest	Fixed	Fixed
Annual rate	4.50	4.50
Maturity date	July, 2025	July, 2025
Carrying amount	$ 13,357	$ 0
US Dollar Linked Negotiable Obligation Fixed Rate Due August, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	August, 2023	August, 2023
Currency	USD-linked	USD-linked
Principal	$ 70,000	$ 70,000
Interest	Fixed	Fixed
Annual rate	0.99	0.99
Maturity date	August, 2028	August, 2028
Carrying amount	$ 69,749	$ 0
US Dollar Negotiable Obligation Fixed Rate Due December, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	December, 2023	December, 2023
Currency	USD	USD
Principal	$ 14,669	$ 14,669
Interest	Fixed	Fixed
Annual rate	5.00	5.00
Maturity date	June, 2026	June, 2026
Carrying amount	$ 14,643	$ 0
Aggregate Borrowing [Member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	590,030	454,442
Aggregate Borrowing [Member] | Vista Argentina [Member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 26,025	$ 94,890